Derivative financial instruments - Summary of derivative financial instruments by index (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	R$ 3,579,124,453	R$ 1,337,200,771
Assets, fair value	23,733,466	9,217,155
Liabilities, notional amount	3,105,052,651	1,019,527,567
Liabilities, fair value	(24,785,416)	(8,605,409)
Net, fair value	(1,051,950)	611,746
Swap Contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	403,391,373	140,039,765
Liabilities, fair value	(3,448,067)	(161,574)
Swap Contracts | Interest
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	403,391,373	13,106,906
Liabilities, fair value	(3,448,067)	(630,539)
Swap Contracts | Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	0	648,932
Liabilities, fair value	0	(208,882)
Forward Contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	82,074,317	13,755,838
Liabilities, fair value	(2,705,166)	(839,421)
Forward Contracts | Interest
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	21,686,959	0
Liabilities, fair value	(1,945,473)	0
Forward Contracts | Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	60,387,358	13,548,954
Liabilities, fair value	(759,693)	(511,167)
Others | Interest
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	0	84,184
Liabilities, fair value	0	(6,301)
Swap Contracts
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	392,133,687	1,253,758,408
Assets, fair value	3,883,112	5,542,340
Swap Contracts | Interest
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	367,589,959	20,616,960
Assets, fair value	1,863,359	739,698
Swap Contracts | Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	6,446,652	1,647,089
Assets, fair value	611,709	15,906
Swap Contracts | Share
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	17,870,871	10,302,018
Assets, fair value	1,363,195	2,054,430
Swap Contracts | Commodities
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	226,205	139,069
Assets, fair value	44,849	18,579
Forward Contracts
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	125,343,466	32,705,136
Assets, fair value	2,889,964	2,828,613
Forward Contracts | Interest
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	24,577,713	233,977
Assets, fair value	2,548,129	30,126
Forward Contracts | Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	100,765,753	15,516,883
Assets, fair value	341,835	213,311
Forward Contracts | Share
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	0	305,614
Assets, fair value	0	306,516
Forward Contracts | Commodities
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	0	1,688
Assets, fair value	0	0
Future Contracts
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	8,005,705	16,058,162
Assets, fair value	977,441	549,953
Future Contracts | Interest | Purchase commitments
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	4,887,109	26,020,396
Assets, fair value	972,355	291,057
Future Contracts | Interest | Commitments to sell
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	35,365,170	111,237,614
Assets, fair value	(560,676)	(111,009)
Future Contracts | Foreign exchange | Purchase commitments
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	387,663	6,041,572
Assets, fair value	908	1,182
Future Contracts | Foreign exchange | Commitments to sell
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	43,572	25,134,918
Assets, fair value	(131)	(20,290)
Future Contracts | Share | Purchase commitments
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	3,520	180,720
Assets, fair value	0	0
Future Contracts | Share | Commitments to sell
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	274,874,389	3,006,462
Assets, fair value	(99,779)	(23,268)
Future Contracts | Commodities | Purchase commitments
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	2,727,413	2,436,377
Assets, fair value	4,178	4,010
Future Contracts | Commodities | Commitments to sell
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	1,019,947	660,771
Assets, fair value	(1,498)	(7,007)
Options
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	3,053,641,595	34,679,065
Assets, fair value	15,982,949	296,249
Options | Interest | Purchase commitments
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	3,019,606,208	544,855,750
Assets, fair value	15,593,786	1,681,487
Options | Interest | Commitments to sell
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	2,278,678,906	590,924,462
Assets, fair value	(13,820,730)	(1,223,999)
Options | Foreign exchange | Purchase commitments
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	14,346,184	237,680,984
Assets, fair value	520	1,352,521
Options | Foreign exchange | Commitments to sell
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	9,308,549	234,719,499
Assets, fair value	(123,346)	(1,504,068)
Options | Share | Purchase commitments
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	18,780,035	462,926,358
Assets, fair value	385,921	2,394,104
Options | Share | Commitments to sell
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	20,296,428	26,017,420
Assets, fair value	(4,026,023)	(4,245,924)
Options | Commodities | Purchase commitments
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	909,168	8,295,316
Assets, fair value	2,722	114,228
Options | Commodities | Commitments to sell
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	0	437,445
Assets, fair value	R$ 0	R$ (112,956)